UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Shares	Security Description	Value
Equity Securities - 96.7%
Common Stock - 96.7%
Communications - 2.4%
220,175	America Movil SAB de CV, ADR	$3,536,011
1,719	Cisco Systems, Inc.	83,629
216,738	Telefonica SA, ADR	1,703,561
8,446	Twenty-First Century Fox, Inc., Class A	391,303
8,845	Viacom, Inc., Class B	298,607
		6,013,111
Consumer Cyclicals - 0.3%
1,092	Berry Global Group, Inc. (a)	52,842
20,475	DR Horton, Inc.	863,635
		916,477
Consumer Discretionary - 6.7%
54,379	Arcos Dorados Holdings, Inc., Class A	339,869
34,000	Becle SAB de CV	55,590
54,160	Comcast Corp., Class A	1,917,806
9,990	CVS Health Corp.	786,413
114,077	Discovery Communications, Inc., Class A (a)	3,650,464
4,641	Discovery, Inc., Class C (a)	137,281
16,250	General Motors Co.	547,137
36,412	H&R Block, Inc.	937,609
187,540	Lincoln Educational Services Corp. (a)	423,840
18,550	Lowe's Cos., Inc.	2,129,911
6,156	McDonald's Corp.	1,029,837
61,277	Sally Beauty Holdings, Inc. (a)	1,126,884
1,176	The Andersons, Inc.	44,276
4,725	The Home Depot, Inc.	978,784
19,150	Walmart, Inc.	1,798,376
7,050	Yum China Holdings, Inc.	247,526
7,050	Yum! Brands, Inc.	640,916
		16,792,519
Consumer Staples - 17.0%
62,500	Altria Group, Inc.	3,769,375
30,525	British American Tobacco PLC, ADR	1,423,381
13,200	Coca-Cola HBC AG, ADR (a)	447,810
5,135	Diageo PLC, ADR	727,475
2,225	Keurig Dr Pepper, Inc.	51,553
15,378	Lamb Weston Holdings, Inc.	1,024,175
50,327	Molson Coors Brewing Co., Class B	3,095,111
34,800	Monster Beverage Corp. (a)	2,028,144
68,820	PepsiCo., Inc.	7,694,076
84,025	Philip Morris International, Inc.	6,851,399
142,871	Tesco PLC, ADR	1,332,986
56,300	The Coca-Cola Co.	2,600,497
2,845	The J.M. Smucker Co.	291,925
203,368	The Kroger Co.	5,920,042
20,525	The Procter & Gamble Co.	1,708,296
65,421	Unilever NV, ADR	3,634,137
		42,600,382
Energy - 4.6%
144,810	BP PLC, ADR	6,675,741
9,430	Chevron Corp.	1,153,101
14,600	ConocoPhillips	1,130,040
7,800	Phillips 66	879,216
14,415	Valero Energy Corp.	1,639,706
		11,477,804
Financials - 21.3%
57,260	Aflac, Inc.	2,695,228
49,445	American International Group, Inc.	2,632,452
1,280	Ameriprise Financial, Inc.	189,005
201,699	Bank of America Corp.	5,942,053
16,545	Berkshire Hathaway, Inc., Class B (a)	3,542,450
67,374	Central Pacific Financial Corp.	1,780,695
25,975	Citigroup, Inc.	1,863,446
5,616	Colliers International Group, Inc.	435,521
132,268	Credit Suisse Group AG, ADR	1,976,084
5,616	FirstService Corp.	475,451
66,668	Franklin Resources, Inc.	2,027,374
9,500	Legg Mason, Inc.	296,685
2,025	Marsh & McLennan Cos., Inc.	167,508
47,550	Mastercard, Inc., Class A	10,585,105
1,100	PayPal Holdings, Inc. (a)	96,624
175,700	The Bank of New York Mellon Corp.	8,958,943
27,418	The Travelers Cos., Inc.	3,556,389
7,350	U.S. Bancorp	388,153
15,249	Unum Group	595,778
31,600	Visa, Inc., Class A	4,742,844
14,350	Waddell & Reed Financial, Inc., Class A	303,933
4,400	Wells Fargo & Co.	231,264
		53,482,985
Health Care - 26.8%
46,051	Abbott Laboratories	3,378,301
2,900	Alkermes PLC (a)	123,076
5,230	Allergan PLC	996,210
740	Amgen, Inc.	153,395
18,981	Anthem, Inc.	5,201,743
12,200	Becton Dickinson and Co.	3,184,200
13,940	Biogen, Inc. (a)	4,925,141
55,424	Express Scripts Holding Co. (a)	5,265,834
1,780	Gilead Sciences, Inc.	137,434
3,700	GlaxoSmithKline PLC, ADR	148,629
56,240	Johnson & Johnson	7,770,681
92,318	Medtronic PLC	9,081,322
96,059	Merck & Co., Inc.	6,814,425
7,282	Pfizer, Inc.	320,918
22,337	Quest Diagnostics, Inc.	2,410,386
41,631	UnitedHealth Group, Inc.	11,075,511
47,400	Zimmer Biomet Holdings, Inc.	6,231,678
		67,218,884
Industrials - 4.9%
1,500	CAE, Inc.	30,480
1,240	Caterpillar, Inc.	189,088
157,641	Corning, Inc.	5,564,727
2,995	FedEx Corp.	721,166
3,957	Gates Industrial Corp. PLC (a)	77,161
88,671	Manitex International, Inc. (a)	933,706
11,500	Raytheon Co.	2,376,590
7,375	Textainer Group Holdings, Ltd. (a)	94,400
2,350	The Boeing Co.	873,965
11,595	United Parcel Service, Inc., Class B	1,353,716
		12,214,999
Information Technology - 8.0%
1,430	Alphabet, Inc., Class A (a)	1,726,125
39,910	Cerner Corp. (a)	2,570,603
16,675	Cognizant Technology Solutions Corp., Class A	1,286,476
3,155	Facebook, Inc., Class A (a)	518,871
84,337	Microsoft Corp.	9,645,623
82,320	Oracle Corp.	4,244,419
		19,992,117
Materials - 4.3%
14,225	Celanese Corp., Class A	1,621,650
85,376	DowDuPont, Inc.	5,490,531
26,505	LyondellBasell Industries NV, Class A	2,717,028

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Shares	Security Description	Value
Materials - 4.3% (continued)
32,055	The Mosaic Co.	$1,041,146
		10,870,355
Technology - 0.0%
750	Intel Corp.	35,468
Telecommunications - 0.2%
23,775	CenturyLink, Inc.	504,030
Transportation - 0.2%
2,550	Delta Air Lines, Inc.	147,466
3,160	Union Pacific Corp.	514,543
		662,009
Total Common Stock (Cost $124,797,843)		242,781,140
Total Equity Securities (Cost $124,797,843)		242,781,140

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 2.3%
Corporate Non-Convertible Bonds - 0.7%
Financials - 0.5%
$500,000	JPMorgan Chase & Co. (callable at 100) (b)(c)	4.63%	11/01/22	475,625
400,000	SunTrust Banks, Inc. (callable at 100) (b)(c)	5.13	12/15/27	379,750
500,000	The Goldman Sachs Group, Inc. (callable at 100) (b)(c)	5.00	11/10/22	471,875
				1,327,250
Industrials - 0.2%
450,000	General Electric Co. (callable at 100) (b)(c)	5.00	01/21/21	439,256
Total Corporate Non-Convertible Bonds (Cost $1,815,432)				1,766,506
U.S. Government & Agency Obligations - 1.6%
U.S. Treasury Securities - 1.6%
2,000,000	U.S. Treasury Bill (d)	1.98	10/11/18	1,998,866
700,000	U.S. Treasury Bill (d)	2.00	10/18/18	699,318
1,000,000	U.S. Treasury Bill (d)	2.07	10/25/18	998,618
275,000	U.S. Treasury Bill (d)	2.05	11/15/18	274,286
				3,971,088
Total U.S. Government & Agency
Obligations (Cost $3,971,166)				3,971,088
Total Fixed Income Securities (Cost $5,786,598)				5,737,594
Investments, at value - 99.0% (Cost $130,584,441)				$248,518,734
Other Assets & Liabilities, Net - 1.0%				2,499,855
Net Assets - 100.0%				$251,018,589

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2018.
(c)	Perpetual maturity security.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Communications	$6,013,111	$–	$–	$6,013,111
Consumer Cyclicals	916,477	–	–	916,477
Consumer Discretionary	16,792,519	–	–	16,792,519
Consumer Staples	42,600,382	–	–	42,600,382
Energy	11,477,804	–	–	11,477,804
Financials	53,482,985	–	–	53,482,985
Health Care	67,218,884	–	–	67,218,884
Industrials	12,214,999	–	–	12,214,999
Information Technology	19,992,117	–	–	19,992,117
Materials	10,870,355	–	–	10,870,355
Technology	35,468	–	–	35,468
Telecommunications	504,030	–	–	504,030
Transportation	662,009	–	–	662,009
Corporate Non-Convertible Bonds	–	1,766,506	–	1,766,506
U.S. Government &
Agency Obligations	–	3,971,088	–	3,971,088
Investments at Value	$242,781,140	$5,737,594	$–	$248,518,734

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 99.7%
Communication Services - 3.8%
6,000	Alphabet, Inc., Class C (a)	$7,160,820
Consumer Discretionary - 8.5%
3,800	Amazon.com, Inc. (a)	7,611,400
79,000	CarMax, Inc. (a)	5,898,930
76,000	LKQ Corp. (a)	2,406,920
		15,917,250
Energy - 1.8%
29,000	Core Laboratories NV	3,359,070
Financials - 9.8%
2,800	Markel Corp. (a)	3,327,772
32,000	Moody's Corp.	5,350,400
34,000	S&P Global, Inc.	6,643,260
47,500	SEI Investments Co.	2,902,250
		18,223,682
Health Care - 11.9%
23,000	Bio-Techne Corp.	4,694,530
24,810	Celgene Corp. (a)	2,220,247
26,000	Danaher Corp.	2,825,160
17,100	Illumina, Inc. (a)	6,276,726
10,700	Intuitive Surgical, Inc. (a)	6,141,800
		22,158,463
Industrials - 22.2%
15,000	AO Smith Corp.	800,550
8,500	CoStar Group, Inc. (a)	3,577,140
82,000	Fastenal Co.	4,757,640
24,000	Genesee & Wyoming, Inc., Class A (a)	2,183,760
58,000	Healthcare Services Group, Inc.	2,355,960
19,000	Roper Technologies, Inc.	5,627,990
10,500	TransDigm Group, Inc. (a)	3,909,150
67,000	Verisk Analytics, Inc. (a)	8,076,850
41,800	WageWorks, Inc. (a)	1,786,950
56,900	Waste Connections, Inc.	4,538,913
22,000	Watsco, Inc.	3,918,200
		41,533,103
Information Technology - 31.3%
38,000	ANSYS, Inc. (a)	7,093,840
33,000	Black Knight, Inc. (a)	1,714,350
22,000	Blackbaud, Inc.	2,232,560
89,017	Blackline, Inc. (a)	5,026,790
80,000	Brooks Automation, Inc.	2,802,400
45,000	Envestnet, Inc. (a)	2,742,750
30,000	Mastercard, Inc., Class A	6,678,300
93,000	PROS Holdings, Inc. (a)	3,256,860
37,612	Red Hat, Inc. (a)	5,125,763
67,000	Trimble, Inc. (a)	2,911,820
26,000	Tyler Technologies, Inc. (a)	6,371,560
84,000	Visa, Inc., Class A	12,607,560
		58,564,553
Materials - 4.5%
54,000	Ecolab, Inc.	8,466,120
Real Estate - 5.9%
38,000	American Tower Corp. REIT	5,521,400
85,000	CBRE Group, Inc., Class A (a)	3,748,500
11,000	SBA Communications Corp. REIT (a)	1,766,930
		11,036,830
Total Common Stock (Cost $87,877,827)		186,419,891
Investments, at value - 99.7% (Cost $87,877,827)		$186,419,891
Other Assets & Liabilities, Net - 0.3%		558,310
Net Assets - 100.0%		$186,978,201

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

DF DENT GROWTH FUNDS

1

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$186,419,891
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$186,419,891

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

2

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 97.6%
Consumer Discretionary - 6.5%
26,314	CarMax, Inc. (a)	$1,964,866
55,831	LKQ Corp. (a)	1,768,168
		3,733,034
Energy - 2.9%
14,589	Core Laboratories NV	1,689,844
Financials - 8.1%
1,220	Markel Corp. (a)	1,449,958
12,175	Moody's Corp.	2,035,660
19,894	SEI Investments Co.	1,215,523
		4,701,141
Health Care - 10.2%
9,510	Bio-Techne Corp.	1,941,086
7,162	Illumina, Inc. (a)	2,628,884
2,348	Intuitive Surgical, Inc. (a)	1,347,752
		5,917,722
Industrials - 31.8%
9,815	AO Smith Corp.	523,827
3,966	CoStar Group, Inc. (a)	1,669,051
38,529	Fastenal Co.	2,235,453
17,573	Genesee & Wyoming, Inc., Class A (a)	1,598,967
36,208	Healthcare Services Group, Inc.	1,470,769
6,658	Roper Technologies, Inc.	1,972,166
3,422	TransDigm Group, Inc. (a)	1,274,011
31,168	Verisk Analytics, Inc. (a)	3,757,302
15,112	WageWorks, Inc. (a)	646,038
24,006	Waste Connections, Inc.	1,914,959
7,228	Watsco, Inc.	1,287,307
		18,349,850
Information Technology - 27.0%
12,693	ANSYS, Inc. (a)	2,369,529
10,610	Black Knight, Inc. (a)	551,189
7,016	Blackbaud, Inc.	711,984
36,646	Blackline, Inc. (a)	2,069,400
30,399	Brooks Automation, Inc.	1,064,877
16,247	Envestnet, Inc. (a)	990,255
49,073	PROS Holdings, Inc. (a)	1,718,536
14,987	Red Hat, Inc. (a)	2,042,428
44,630	Trimble, Inc. (a)	1,939,620
8,634	Tyler Technologies, Inc. (a)	2,115,848
		15,573,666
Materials - 5.6%
20,783	Ecolab, Inc.	3,258,359
Real Estate - 5.5%
39,126	CBRE Group, Inc., Class A (a)	1,725,456
8,979	SBA Communications Corp. REIT (a)	1,442,297
		3,167,753
Total Common Stock (Cost $37,393,229)		56,391,369
Investments, at value - 97.6% (Cost $37,393,229)		$56,391,369
Other Assets & Liabilities, Net - 2.4%		1,379,223
Net Assets - 100.0%		$57,770,592

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DF DENT GROWTH FUNDS

1

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$56,391,369
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$56,391,369

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

2

DF DENT SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 99.4%
Communication Services - 4.8%
3,219	Cogent Communications Holdings, Inc.	$179,620
8,130	Eventbrite, Inc. (a)	308,696
3,307	IMAX Corp. (a)	85,321
		573,637
Consumer Discretionary - 10.4%
2,266	Bright Horizons Family Solutions, Inc. (a)	267,025
12,799	Carriage Services, Inc.	275,818
2,410	Lithia Motors, Inc., Class A	196,801
3,800	Monro, Inc.	264,480
1,746	Wayfair, Inc., Class A (a)	257,832
		1,261,956
Consumer Staples - 3.5%
1,591	Calavo Growers, Inc.	153,691
1,476	MGP Ingredients, Inc.	116,574
902	WD-40 Co.	155,234
		425,499
Energy - 0.8%
15,235	Computer Modelling Group, Ltd.	99,668
Financials - 2.4%
2,018	Glacier Bancorp, Inc.	86,956
4,244	WSFS Financial Corp.	200,104
		287,060
Health Care - 12.9%
16,093	AAC Holdings, Inc. (a)	122,790
149	Atrion Corp.	103,525
1,845	Bio-Techne Corp.	376,583
1,808	Cantel Medical Corp.	166,444
1,683	DexCom, Inc. (a)	240,736
3,300	LeMaitre Vascular, Inc.	127,842
8,119	OrthoPediatrics Corp. (a)	297,480
1,496	Teladoc, Inc. (a)	129,180
		1,564,580
Industrials - 32.7%
8,754	Beacon Roofing Supply, Inc. (a)	316,807
9,174	Colfax Corp. (a)	330,815
534	CoStar Group, Inc. (a)	224,729
5,176	Douglas Dynamics, Inc.	227,226
3,602	Exponent, Inc.	193,067
2,574	Genesee & Wyoming, Inc., Class A (a)	234,208
10,191	Healthcare Services Group, Inc.	413,958
6,036	HEICO Corp., Class A	455,718
2,433	John Bean Technologies Corp.	290,257
1,470	MSC Industrial Direct Co., Inc.	129,522
3,845	Rexnord Corp. (a)	118,426
4,060	SiteOne Landscape Supply, Inc. (a)	305,880
1,819	The Middleby Corp. (a)	235,288
5,585	WageWorks, Inc. (a)	238,759
1,360	Watsco, Inc.	242,216
		3,956,876
Information Technology - 31.2%
5,493	Black Knight, Inc. (a)	285,361
2,698	Blackbaud, Inc.	273,793
6,289	Blackline, Inc. (a)	355,140
9,412	Brooks Automation, Inc.	329,702
1,497	Ellie Mae, Inc. (a)	141,871
1,998	Envestnet, Inc. (a)	121,778
4,852	EVERTEC, Inc.	116,933
6,070	Evo Payments, Inc., Class A (a)	145,073
2,782	Guidewire Software, Inc. (a)	281,010
562	Littelfuse, Inc.	111,214
1,449	Mesa Laboratories, Inc.	268,963
2,912	MINDBODY, Inc., Class A (a)	118,373
9,174	PROS Holdings, Inc. (a)	321,274
2,940	The Descartes Systems Group, Inc. (a)	99,666
848	The Ultimate Software Group, Inc. (a)	273,217
2,163	Tyler Technologies, Inc. (a)	530,065
		3,773,433
Real Estate - 0.7%
4,425	Redfin Corp. (a)	82,748
Total Common Stock (Cost $8,435,301)		12,025,457
Investments, at value - 99.4% (Cost $8,435,301)		$12,025,457
Other Assets & Liabilities, Net - 0.6%		75,759
Net Assets - 100.0%		$12,101,216

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities

DF DENT GROWTH FUNDS

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DF DENT SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2018

with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$12,025,457
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$12,025,457

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

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Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 1, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 1, 2018